Defined Contribution Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company match of employee contribution	50.00%
Company's first time match of employee contribution	6.00%
Company contribution to 401(k) plan	$ 194,000	$ 0	$ 0